Divestiture of Assets - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 16, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Divestiture Of Assets [Line Items]
(Gain) loss on disposition of assets		$ (1,015)	$ (537)	$ (3,519)	$ (5,161)	$ (7,241)	$ 7,233	$ (4,664)
Puerto Rico [Member]
Divestiture Of Assets [Line Items]
Non-cash consideration consisting of note receivable	$ 9,250
Cash on sale of assets	$ 3,000
(Gain) loss on disposition of assets						$ 0	$ 7,809